SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) - Costs Incurred in Crude Oil and Natural Gas Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	$ 3,405	$ 341	$ 15,091
Property acquisitions, unproved	91	251	321
Exploration	71	151	127
Development	5,269	3,567	4,109
Costs incurred	8,836	4,310	19,648
North America
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	3,405	214	15,091
Property acquisitions, unproved	91	340	321
Exploration	38	116	112
Development	4,687	3,245	3,753
Costs incurred	8,221	3,915	19,277
North Sea
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	0	127	0
Property acquisitions, unproved	0	0	0
Exploration	0	0	0
Development	349	110	255
Costs incurred	349	237	255
Offshore Africa
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	0	0	0
Property acquisitions, unproved	0	(89)	0
Exploration	33	35	15
Development	233	212	101
Costs incurred	$ 266	$ 158	$ 116